Fair Value (Details) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, May 1, 2014	$ (2,011)
Transfers to (from) Level 3	0	0	0
Total gains (losses) included in earnings	1,401	(965)	(74)
Purchases, issuances and settlements, net	0	0	417
Balance, January 31, 2015	$ (610)	$ (2,011)